Property and equipment, net (Schedule of Property and equipment, net) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 13,935	$ 13,265
Less-accumulated depreciation	(9,200)	(7,605)
Property and equipment, net	4,735	5,660
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	6,358	6,271
Computers and peripheral equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	5,986	5,431
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,591	$ 1,563